Debt (Nova Scotia Credit Agreement) (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 29, 2017	Dec. 31, 2017
Nove Scotia Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Sep. 29, 2017
Debt Instrument, Face Amount	$ 2,250
Debt Instrument, Maturity Date Range, End		Jan. 31, 2018
Term of Loan		5 years
Credit agreement - minimum borrowing capacity		$ 0
Credit agreement - advances outstanding		$ 0
Ratio of net debt to EBITDA covenant		3.5 to 1
Credit agreement - base rate		• at a variable annual rate equal to (1) the highest of: (a) the base rate of Scotiabank, (b) 0.50% per annum above the federal funds rate, and (c) the ICE Benchmark Administration Limited Settlement Rate applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin (as set forth in the Nova Scotia Credit Agreement); or • at a rate equal to: (i) LIBOR for a period of three or six months, as applicable, plus (ii) an applicable margin (as set forth in the Nova Scotia Credit Agreement).
Nove Scotia Credit Agreement [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Credit agreement - commitment fee percentage		0.07%
Nove Scotia Credit Agreement [Member] | Base Rate [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Tranche A Commitment [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Sep. 29, 2017
Debt Instrument, Face Amount	$ 750
Debt Instrument, Maturity Date Range, End		Jan. 31, 2018
Term of Loan		5 years
Credit agreement - minimum borrowing capacity		$ 0
Credit agreement - advances outstanding		$ 0
Ratio of net debt to EBITDA covenant		3.5 to 1
Credit agreement - base rate		• at a variable annual rate equal to (1) the highest of: (a) the base rate of Scotiabank, (b) 0.50% per annum above the federal funds rate, and (c) the ICE Benchmark Administration Limited Settlement Rate applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin (as set forth in the Nova Scotia Credit Agreement); or • at a rate equal to: (i) LIBOR for a period of three or six months, as applicable, plus (ii) an applicable margin (as set forth in the Nova Scotia Credit Agreement).
Tranche A Commitment [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Credit agreement - commitment fee percentage		0.07%
Tranche A Commitment [Member] | Base Rate [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Tranche B Commitment [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Sep. 29, 2017
Debt Instrument, Face Amount	$ 750
Debt Instrument, Maturity Date Range, End		Jan. 31, 2018
Term of Loan		5 years
Credit agreement - minimum borrowing capacity		$ 0
Credit agreement - advances outstanding		$ 0
Ratio of net debt to EBITDA covenant		3.5 to 1
Credit agreement - base rate		• at a variable annual rate equal to (1) the highest of: (a) the base rate of Scotiabank, (b) 0.50% per annum above the federal funds rate, and (c) the ICE Benchmark Administration Limited Settlement Rate applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin (as set forth in the Nova Scotia Credit Agreement); or • at a rate equal to: (i) LIBOR for a period of three or six months, as applicable, plus (ii) an applicable margin (as set forth in the Nova Scotia Credit Agreement).
Tranche B Commitment [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Credit agreement - commitment fee percentage		0.07%
Tranche B Commitment [Member] | Base Rate [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Tranche C Commitment [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Sep. 29, 2017
Debt Instrument, Face Amount	$ 750
Debt Instrument, Maturity Date Range, End		Jan. 31, 2018
Term of Loan		5 years
Credit agreement - minimum borrowing capacity		$ 0
Credit agreement - advances outstanding		$ 0
Ratio of net debt to EBITDA covenant		3.5 to 1
Credit agreement - base rate		• at a variable annual rate equal to (1) the highest of: (a) the base rate of Scotiabank, (b) 0.50% per annum above the Federal funds rate, and (c) the ICE Benchmark Administration Limited Settlement Rate applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin (as set forth in the Nova Scotia Credit Agreement); or • at a rate equal to: (i) LIBOR for a period of three or six months, as applicable, plus (ii) an applicable margin (as set forth in the Nova Scotia Credit Agreement).
Tranche C Commitment [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Credit agreement - commitment fee percentage		0.07%
Tranche C Commitment [Member] | Base Rate [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%